Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Leases Disclosure [Line Items]
Total minimum lease payments receivable	¥ 36,980	¥ 34,073
Unguaranteed residual values	1,213	1,176
Unearned income	(2,346)	(2,325)
Executory costs	(12)	(12)
Capital Leases, Net Investment in Sales Type Leases Gross, Total	35,835	32,912
Less, allowance for doubtful receivables	(283)	(238)	(382)	(493)
Capital lease receivables	35,552	32,674
Less, portion due within one year	(12,678)	(11,720)
Total	¥ 22,874	¥ 20,954